INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.INTANGIBLE ASSETS, NET

	As of December 31,
	2013	2014
	$	$
Trademarks	25,000	—
Software	3,791,270	2,900,857
Less: accumulated amortization	(2,943,741)	(2,427,438)
	872,529	473,419

Amortization expense was $133,342,  $239,640 and $219,154 for the years ended December 31, 2012, 2013 and 2014, respectively for continuing business. The estimated amortization expense is $274,711, $140,417, $39,155,  $12,876 and $6,260 for the years ending December 31, 2015, 2016,  2017, 2018 and 2019, respectively.